Annual Total Returns - Real Estate Portfolio [BarChart] - 02.28 VIP Real Estate Portfolio Investor PRO-08 - Real Estate Portfolio - VIP Real Estate Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	8.03%
Annual Return 2012	18.42%
Annual Return 2013	1.81%
Annual Return 2014	30.02%
Annual Return 2015	3.64%
Annual Return 2016	5.65%
Annual Return 2017	3.99%
Annual Return 2018	(6.33%)
Annual Return 2019	23.15%
Annual Return 2020	(6.61%)